Form N-1A Supplement	Dec. 19, 2025
STERLING CAPITAL EQUITY PREMIUM INCOME ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

STERLING CAPITAL FUNDS

SUPPLEMENT DATED DECEMBER 19, 2025

TO THE PROSPECTUS DATED

DECEMBER 8, 2025

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Prospectus dated December 8, 2025 (the "Prospectus"), with respect to Sterling Capital Hedged Equity Premium Income ETF (the "Fund"):

Effective immediately, the third paragraph of the section of the prospectus entitled – "Strategy, Risks, and Performance – Principal Strategy" in the Fund's Summary is hereby deleted and replaced in its entirety with the following:

Equity Selection: Guardian Capital LP, the Fund's sub-adviser (the "Sub-Adviser"), will employ a system driven bottom-up research approach to assess relative value and capital growth potential within a broad stock selection universe. The Fund maintains a mid- to large capitalization bias and typically invests in a range of sectors. The Sub-Adviser seeks to isolate stock selection as the primary source of capital appreciation.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STAT-SUP-SCEP122025